Hedging Instruments - Summary of Reconciliation of Cash Flow Hedge Component of Equity (Details) - Forward Foreign Currency Contracts - Cash Flow Hedges - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
As of January 1	$ 40,615	$ (39,797)
Effective portion of changes in fair value arising from Forward foreign currency contracts forecasted expenditures	(29,009)	115,992
Amount reclassified to the interim condensed consolidated statements of operations Maturity of effective hedges	(14,819)	(4,946)
As of June 30	$ (3,213)	$ 71,249